Leases - Schedule of Undiscounted Maturities of Operating Lease Payments (Details)	Jun. 30, 2025 USD ($)
Schedule of Undiscounted Maturities of Operating Lease Payments [Abstract]
2025	$ 104,007
2026	191,712
2027	37,278
Total undiscounted cash flows	332,997
Imputed interest	27,157
Operating lease liabilities	$ 360,154